INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	May 31, 2021	May 31, 2020
Income Tax Disclosure [Abstract]
Income tax provisions
Change in valuation allowance			1,257,000	444,000
Federal net operating loss carry forwards			$ 7,600,000	$ 3,800,000